Shareholders' Equity (Options Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected volatility, minimum	27.80%	34.30%	42.80%
Expected volatility, maximum	34.80%	43.80%	48.40%
Weighted average volatility	29.40%	43.02%	43.70%
Risk free interest rate, minimum	0.40%	0.20%	0.80%
Risk free interest rate, maximum	0.50%	1.30%	1.80%
Expected dividend	0.00%	0.00%	0.00%
Expected term (in years)	3 years 3 months 18 days	2 years 6 months	2 years 6 months
Maximum [Member]
Expected term (in years)		3 years 8 months 12 days	3 years 8 months 12 days